Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 94,922	$ 119,237
Short term investments - available for sale	73,116	54,940
Accounts receivable, net	228,215	201,338
Unbilled revenue	115,407	126,850
Other receivables	12,384	13,788
Deferred tax asset	18,494	14,662
Prepayments and other current assets	20,120	21,424
Income taxes receivable	6,363	8,183
Total current assets	569,021	560,422
Other Assets:
Property, plant and equipment, net	161,874	168,461
Goodwill	319,097	253,393
Non-current other assets	5,236	4,583
Non-current income taxes receivable	14,328	10,272
Non-current deferred tax asset	10,893	10,076
Intangible assets	24,445	28,260
Total Assets	1,104,894	1,035,467
Current Liabilities:
Accounts payable	8,068	5,340
Payments on account	194,514	150,792
Other liabilities	159,710	145,963
Deferred tax liability	1,281	1,183
Income taxes payable	7,859	3,630
Total current liabilities	371,432	306,908
Other Liabilities:
Non-current other liabilities	24,230	20,038
Non-current government grants	1,271	1,351
Non-current income taxes payable	4,893	5,231
Non-current deferred tax liability	19,467	20,395
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 59,679,858 shares issued and outstanding at June 30, 2012 and 60,135,603 shares issued and outstanding at December 31, 2011	5,021	5,055
Additional paid-in capital	220,829	211,549
Capital redemption reserve	100	44
Accumulated other comprehensive income	(24,831)	(16,446)
Retained earnings	482,482	481,342
Total Shareholders' Equity	683,601	681,544
Total Liabilities and Shareholders' Equity	$ 1,104,894	$ 1,035,467